Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 43,515	[1]	$ 18,785	[1]
Liability Derivatives	3,095	[2]	23,914	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	3,638	[1]	4,847	[1]
Liability Derivatives	1,897	[2]	2,040	[2]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	21,100	[1]	9,908	[1]
Liability Derivatives	3,095	[2]	23,914	[2]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	3,638	[1]	4,847	[1]
Liability Derivatives	1,897	[2]	1,363	[2]
Cross Currency Interest Rate Swaps [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	22,415	[1]	8,877	[1]
Option Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives			$ 677	[2]

[1]	Presented as part of other assets receivables and long term other receivables.
[2]	Presented as part of other payables and long term other payables.